Stock-Based Payments - Summary of Stock-based Compensation Expense for Stock Options and Restricted Stock Units (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 2,863	$ 2,930	$ 10,354	$ 10,939	$ 9,839
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	1,395	1,323	5,706	4,732	3,472
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,468	$ 1,607	$ 4,648	$ 6,207	$ 6,367